Income Taxes (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Unused tax losses	$ 0
Property and equipment	1,062	$ 992	$ 6,440
Intangible assets	31,080	36,562
Investment accounted for using the equity method	0	0	$ 24,989
Debentures	(34,556)	(36,020)
Deferred Tax Assets [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Unused tax losses	234,902	237,115
Property and equipment	5,715	5,778
Lease liability	1,541	2,709
Equity investments	4,236	7,587
Intangible assets	30,768	31,934
Investment accounted for using the equity method	78,463	78,005
Debentures	1,782	5,595
Financing costs	885	1,720
Research and development expenditures	3,006	3,006
Investment in subsidiaries	3,752	3,742
Capital losses	5,886	6,511
Other	0	34
Deferred tax assets	$ 370,936	$ 383,736